Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
29.	Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Company and other related parties are disclosed below and in other notes accordingly to the nature of the transactions. These transactions have been recorded at the exchange amount, meaning the amount agreed to between the parties.

Following the debt modification on November 14, 2018, the Company assessed whether SALP, the holder of the debt, had gained significant influence for accounting purposes, despite holding less than 20% of voting rights. The Company deemed that qualitative factors were significant enough to conclude that the holder of the debt had gained significant influence over the Company and had become a related party. SALP subsequently became Liminal’s parent Company following the debt restructuring completed on April 23, 2019.

All material transactions with SALP are disclosed in notes 15, 16, 17a, 19a and 19c where the transactions are disclosed and otherwise in this note.

During the year ended December 31, 2020, the Company recorded an interest expense and paid interest on the loan with its parent, SALP, of $2,121 and of $1,879 respectively ($7,831 and $7,831, respectively for the year ended December 31, 2019). The Company also recorded professional fee expenses, incurred by the parent and recharged to the Company, during the year ended December 31, 2019 of $469, all of which were paid as of December 31, 2019, $nil for the year ended December 31, 2020.

A former CEO had a share purchase loan outstanding in the amount of $400 at December 31, 2018. The loan bore interest at prime plus 1% and had a maturity date of the earlier of (i) March 31, 2019 or (ii) 30 days preceding a targeted Nasdaq or New York Stock Exchange listing date of Liminal’s shares. As part of the settlement agreement concluded in April 2019 with a former CEO of the Company, common shares held in escrow as security for a share purchase loan of $400 were released and the loan extinguished in exchange for the receipt of a payment of $137, representing the fair value of the shares at the time of the settlement.